CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenues
Dayrate revenue	$ 327.6	$ 164.9	$ 0.1
Related party revenue	6.5	0.0	0.0
Total operating revenues	334.1	164.9	0.1
Gain from bargain purchase	0.0	38.1	0.0
Gain on disposals	6.4	18.8	0.0
Operating expenses
Rig operating and maintenance expenses	(307.9)	(180.1)	(36.2)
Depreciation of non-current assets	(101.4)	(79.5)	(21.2)
Impairment of non-current assets	(11.4)	0.0	(26.7)
Amortization of acquired contract backlog	(20.2)	(24.2)	0.0
General and administrative expenses	(50.4)	(38.7)	(21.0)
Restructuring costs	0.0	(30.7)	0.0
Cost for issuance of warrants	0.0	0.0	(4.7)
Total operating expenses	(491.3)	(353.2)	(109.8)
Operating loss	(150.8)	(131.4)	(109.7)
Loss from equity method investments	(9.0)	0.0	0.0
Financial income (expenses), net
Interest income	1.5	1.2	3.2
Interest expenses, net of amounts capitalized	(70.4)	(13.7)	(0.5)
Other financial (expenses) income, net	(59.2)	(44.5)	19.0
Total financial (expenses) income, net	(128.1)	(57.0)	21.7
Loss before income taxes	(287.9)	(188.4)	(88.0)
Income tax expense	(11.2)	(2.5)	0.0
Net loss	(299.1)	(190.9)	(88.0)
Net loss attributable to non-controlling interests	(1.5)	(0.4)	0.0
Net loss attributable to shareholders of Borr Drilling Limited	$ (297.6)	$ (190.5)	$ (88.0)
Loss per share
Basic loss per share (in dollars per share)	$ (2.78)	$ (1.85)	$ (1.70)
Diluted loss per share (in dollars per share)	$ (2.78)	$ (1.85)	$ (1.70)
Weighted-average shares outstanding (in shares)	107,478,625	102,877,501	51,726,288